Capital Requirements and Restrictions on Retained Earnings (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Total capital (to risk weighted assets)
Actual Amount	$ 109,414	$ 107,197	$ 59,100
Actual Ratio (as a percent)	17.16%	17.22%	11.74%
For Capital Adequacy Purposes Amount	51,015	49,814	40,288
For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%	8.00%
Tier 1 capital (to risk weighted assets)
Actual Amount	98,427	96,236	49,103
Actual Ratio (as a percent)	15.43%	15.46%	9.75%
For Capital Adequacy Purposes Amount	25,508	24,907	20,144
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%	4.00%
Tier 1 capital (to average assets)
Actual Amount	98,427	96,236	49,103
Actual Ratio (as a percent)	12.78%	12.66%	8.06%
For Capital Adequacy Purposes Amount	30,800	30,400	24,373
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%	4.00%
Bank
Total capital (to risk weighted assets)
Actual Amount	82,235	79,616	57,275
Actual Ratio (as a percent)	12.91%	12.79%	11.37%
For Capital Adequacy Purposes Amount	50,977	49,788	40,296
For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	63,722	62,235	50,370
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%	10.00%
Tier 1 capital (to risk weighted assets)
Actual Amount	76,229	73,635	52,257
Actual Ratio (as a percent)	11.96%	11.83%	10.37%
For Capital Adequacy Purposes Amount	25,489	24,894	20,148
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	38,233	37,341	30,222
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%	6.00%
Tier 1 capital (to average assets)
Actual Amount	76,229	73,635	52,257
Actual Ratio (as a percent)	9.90%	9.69%	8.58%
For Capital Adequacy Purposes Amount	30,790	30,386	24,369
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 38,487	$ 37,983	$ 30,461
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%	5.00%